Federated Hermes U.S. Strategic Dividend ETF Expense Example - Federated Hermes U.S. Strategic Dividend ETF - Federated Hermes U.S. Strategic Dividend ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	$ 762